Loss Per Share (Narrative) (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net loss per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	3,760	2,510	4,080	2,710